Segment Information - Reconciliation of Revenue from External Customers to Total Revenues (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reconciliation of revenue from external customers to total revenues [Abstract]
Revenue from external customers									$ 56,976.9	[1],[2]	$ 46,387.1	[1],[2]	$ 35,568.9	[1],[2]
Net investment income									945.9		916.3		922.2
Net realized capital gains (losses)									80.4		(8.8)		108.7
Total revenue	14,771.2	14,727.8	14,509.4	13,994.8	13,182.7	13,035.6	11,537.4	9,538.9	58,003.2		47,294.6		36,599.8
Long-lived assets, within the United States	$ 666				$ 718				$ 666		$ 718

[1]	All within the U.S., except approximately $1.2 billion, $886 million and $775 million in 2014, 2013 and 2012, respectively, which were derived from foreign customers.
[2]	Revenue from the U.S. federal government was approximately $15.5 billion, $12.2 billion and $7.4 billion in 2014, 2013 and 2012, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2014, 2013 and 2012.